Unaudted Interim Condensed Consolidated Balance Sheets	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Cash and cash equivalents	¥ 424,336,963	$ 58,725,257	¥ 572,782,081
Short term investments	207,239,311	28,680,466	38,448,624
Accounts receivable, net	39,396,306	5,452,172	20,346,603
Inventories	1,494,770	206,866	2,403,818
Prepaid services fees	51,857,164	7,176,667	31,020,841
Other receivables and prepaid expenses	4,400,726	609,031	5,060,239
Contract costs	337,520	46,710
Total current assets	729,062,760	100,897,169	670,062,206
PROPERTY AND EQUIPMENT, NET	23,424,715	3,241,816	24,148,293
Cost method investments	171,216,857	23,695,211	170,639,684
Prepaid expenses and deposits	193,400	26,765	1,433,718
Prepayments	142,527,894	19,724,860	142,527,894
Intangible assets, net	6,343,125	877,844	6,716,250
Operating lease right-of-use assets	1,165,518	161,300	1,478,975
Goodwill	243,334,344	33,675,765	243,334,346
Total non-current assets	564,781,138	78,161,745	566,130,867
Total assets	1,317,268,613	182,300,730	1,260,341,366
Accounts payable	44,923,751	6,217,132	25,282,700
Deferred revenues	18,010,962	2,492,591	11,220,282
Other payables and accrued liabilities	36,861,701	5,101,401	22,228,801
Banking facility	8,500,000	1,176,340
Current portion of related party loans			42,421,345
Operating lease liabilities	699,880	96,858	1,432,595
Taxes payable	4,972,473	688,155	5,429,729
Total current liabilities	115,076,721	15,925,810	109,083,355
Non-current related party loans	42,421,345	5,870,816
Operating lease liabilities - noncurrent	508,311	70,347	214,189
Deferred tax liabilities, net	1,679,063	232,371	1,679,063
Total other liabilities	44,608,719	6,173,534	1,893,252
Total liabilities	159,685,440	22,099,344	110,976,607
COMMITMENTS AND CONTINGENCIES
Additional paid-in capital	1,550,972,344	217,184,176	1,552,410,496
Accumulative deficit	(514,154,254)	(71,155,340)	(517,971,017)
Statutory reserves	24,523,285	3,393,851	24,478,153
Accumulated other comprehensive loss	14,614,184	2,022,500	(7,566,569)
Total WiMi Hologram Cloud, Inc. shareholders' equity	1,076,070,781	148,920,643	1,051,466,285
NONCONTROLLING INTERESTS	81,512,392	11,280,743	97,898,474
Total equity	1,157,583,173	160,201,386	1,149,364,759
Total liabilities and shareholders' equity	1,317,268,613	182,300,730	1,260,341,366
Class A Ordinary Shares
Common stock value	13,095	1,812	13,095
Class B Ordinary Shares
Common stock value	102,127	14,134	102,127
Related Party
Other payables - related party	¥ 1,107,954	$ 153,333	¥ 1,067,903